Financial Instruments and Risk Management - Maturity (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	$ 219,196
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	118,792
1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	13,319
Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	87,085
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	49,259
Accounts payable | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	49,259
Commitment to spend on exploration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	28,539
Commitment to spend on exploration | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	28,539
Reclamation and mine closure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	72,205
Reclamation and mine closure | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	72
Reclamation and mine closure | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	419
Reclamation and mine closure | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	71,714
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	30,456
Leases | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	6,938
Leases | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	8,147
Leases | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	15,371
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	5,832
Other liabilities | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	1,079
Other liabilities | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	4,753
Contractual obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	32,905
Contractual obligations | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	$ 32,905